Related party (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Personnel Expenses | Directors and officers compensation [Member]
Disclosure of transactions between related parties [line items]
Amount Incurred By Entity For Provision Of Key Management Personnel Services	$ (9,240)	$ (7,397)	$ (6,971)